Goodwill and impairment test	6 Months Ended
Jun. 30, 2025
Intangible assets and goodwill [abstract]
Goodwill and impairment test	Goodwill and impairment test
Goodwill relates to the acquisition of Splicos SAS that occurred in 2014 (i.e., prior to the transition date to IFRS) which was merged into the Group the same year.
Goodwill from the Splicos SAS acquisition corresponds to the “Modulation of RNA biogenesis / splicing” technological platform, from which derived the lead drug candidate of the Group: ABX464.
In accordance with IAS 36, goodwill is allocated to groups of cash generating units (CGUs) at a level corresponding to the lead drug candidates. Thus, goodwill from Splicos SAS is allocated to the ABX464 CGU.
The net carrying amount of Splicos SAS goodwill is €18,419 thousand as of December 31, 2024 and June 30, 2025.
The ABX464 product candidate being currently in development, a clinical trial failure or a failure to obtain a marketing approval could result in an impairment. As of June 30, 2025, the Group has not identified any indication of impairment loss related to goodwill, intangible or tangible assets.